Revenue from Contracts with Customers - Schedule of Disaggregated Revenues (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Disaggregated Revenues [Line Items]
Revenue	¥ 1,343,440,196	$ 184,050,552	¥ 1,627,257,689	¥ 1,469,074,275
Leased and operated revenues [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	596,640,639	81,739,432	787,814,342	700,022,649
Franchise and managed revenues [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	635,360,312	87,044,006	705,244,948	588,463,368
Franchise and managed revenues [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	635,360,312	87,044,006	705,244,948	588,463,368
Wholesales and others [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	111,439,245	15,267,114	134,198,399	180,588,258
Hotel [Member] | Leased and operated revenues [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	437,521,898	59,940,254	490,924,060	338,506,220
Hotel [Member] | Franchise and managed revenues [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	625,072,856	85,634,630	696,321,236	582,441,077
Restaurant [Member] | Leased and operated revenues [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	159,118,741	21,799,178	296,890,282	361,516,429
Restaurant [Member] | Franchise and managed revenues [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	¥ 10,287,456	$ 1,409,376	¥ 8,923,712	¥ 6,022,291